Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

Notice from The Nasdaq Stock Market LLC

On September 5, 2024, the Company received a notice from The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, the Company did not comply with Nasdaq Listing Rule 5250(c)(1), because the Company had not filed its Form 10-K for the fiscal year ended March 31, 2024 (the “Form 10-K”) and Form 10-Q for the period ended June 30, 2024 (the “Form 10-Q”), respectively. The Company filed the Form 10-K on September 27, 2024, and thus the Company has partially regained compliance with the rule. Further, based on further review and the materials submitted on September 30, 2024 by the Company, Nasdaq has granted additional time until October 15, 2024, for the Company to file the Form 10-Q and regain full compliance with the rule.

Change of Auditors

On August 11, 2024, the Audit Committee of the Board of Directors of the Company approved the dismissal of, and dismissed, KNAV CPA LLP (“KNAV”) as the Company’s independent registered public accounting firm. KNAV was the independent registered public accounting firm of the Company since February 1, 2024. Prior to the completion of the Company’s business combination with AARK, KNAV had been the independent registered public accounting firm of AARK since 2022.

On the same day, the Audit Committee appointed Manohar Chowdhry & Associates (“MCA”) as the successor independent registered public accounting firm. MCA will serve as the Company’s independent registered public accounting firm for the fiscal years ended March 31, 2024 and 2023.

Equity financing

On April 8, 2024, the Company entered into a private placement transaction, pursuant to a Share Subscription Agreement with an institutional accredited investor for aggregate gross proceeds of $5,000,000. The Private Placement closed on April 23, 2024. As part of the Private Placement, the Company agreed to sell an aggregate of 2,261,778 Class A ordinary shares, $0.0001 par value per share, at a purchase price of $2.21 per share subject to the Beneficial Ownership Limitation.

As of the closing of the Private Placement, the Company issued an aggregate of 1,940,958 Class A ordinary shares at a purchase price of $2.21 per share. The Company reserved 320,820 Class A ordinary shares in adherence to the Beneficial Ownership Limitation. On July 10, 2024, the Company issued an additional 270,820 shares from the previously reserved 320,820 shares.

Shares issued to vendors

In September 2024, the Company issued 78,947 Class A ordinary shares and 48,618 Class A ordinary shares, each valued on the relevant dates of the respective agreements, to two separate vendors, as compensation for their respective services.

Note 22 - Subsequent Events

Equity financing

On April 08, 2024, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Share Subscription Agreement (the “Subscription Agreement”) with an institutional accredited investor (the “Investor”) for aggregate gross proceeds of $5,000,000. The Private Placement closed on April 23, 2024. As part of the Private Placement, the Company agreed to sell an aggregate of 2,261,778 Class A ordinary shares, $0.0001 par value per share, at a purchase price of $2.21 per share subject to Beneficial Ownership Limitation. The “Beneficial Ownership Limitation” shall be 4.99% (or, at the election of the Investor at the closing of the Private Placement, 9.99%) of the number of Class A ordinary shares outstanding immediately after giving effect to the issuance of the Class A ordinary shares to the Investor.

The Subscription Agreement contains customary representations, warranties and covenants of the parties, and the closing was subject to customary closing conditions. The Company intends to use the net proceeds of approximately $4.68 million from the Private Placement, following a deduction of a 6.5% commission paid to a placement agent, for general corporate and working capital purposes.

The company has issued an aggregate of 2,211,778 Class A ordinary shares at a purchase price of $2.21 per share. The Company reserved 50,000 Class A ordinary shares in adherence to the Beneficial Ownership Limitation.

Exchange Agreement

Upon consummation of the Business Combination, the holders of AARK ordinary shares and Aeries Technology Group Business Accelerators Pvt Ltd. (“ATGBA”) ordinary shares each entered into the Exchange Agreements. Pursuant to the Exchange Agreements, from the date of the Exchange Agreements and after April 1, 2024, and subject to certain exercise condition, each shareholder of AARK ordinary shares shall have the right to require the Company to provide Class A ordinary shares or cash in exchange for up to all of the AARK ordinary share. Each share of AARK may be exchanged for 2,246 Class A ordinary shares the Company subject to certain adjustments.

Pursuant to the Exchange agreement, on April 5, 2024, the prior investor of AARK has exchanged 9,500 ordinary shares of AARK for 21,337,000 Class A ordinary shares of the Company (i.e 2,246 Class A ordinary shares of the Company for 1 ordinary share of AARK).

Shares issued to vendors

In December 2023, ATI settled the amounts owed to certain vendors by issuance of Class A ordinary shares. If the VWAP of the Class A ordinary shares over the three trading days immediately preceding the agreement date is higher than the VWAP over the three trading days immediately preceding the six-month anniversary from the agreement date, ATI would need to issue additional Class A ordinary shares for the difference.

Pursuant to the abovementioned clause, the Company has issued in total 54,074 Class A ordinary shares to the vendors on May 24, 2024.

Aeries Technology, Inc. 2023 Equity Incentive Plan

Pursuant to the Aeries Technology, Inc. 2023 Equity Incentive Plan, Company granted Mr. Sudhir Appukuttan Panikassery an option to purchase on or prior to the expiration date, June 7, 2034, all or part of 5,151,005 Class A ordinary shares, par value $0.0001 per share. The option shall be fully vested and exercisable on the grant date, June 08, 2024. The entire option was exercised on June 21, 2024.

Notice from The Nasdaq Stock Market LLC

On September 5, 2024, the Company received a notice (the “Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, because the Company is delinquent in filing its quarterly report on Form 10-Q and for the fiscal quarter ended June 30, 2024 and remains delinquent in filing its annual report on Form 10-K for the year ended March 31, 2024 (the “Fiscal 2024 Form 10-K”), the Company does not comply with Nasdaq Listing Rule 5250(c)(1), which requires companies with securities listed on Nasdaq to timely file all required periodic reports with the SEC. The Notice has no immediate effect on the listing or trading of the Company’s Class A ordinary shares or publicly traded warrants on the Nasdaq Capital Market.

In accordance with the Notice, the Company has until September 30, 2024 to submit a plan of compliance to Nasdaq addressing how the Company intends to regain compliance with Nasdaq’s listing rules with respect to the delinquent reports, and Nasdaq has the discretion to grant the Company up to 180 calendar days from the due date of the Fiscal 2024 Form 10-K, or January 13, 2025, to regain compliance.